Gotham Short Strategies ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 86.3%	Shares	Value
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	46	$10,248
RTX Corp.	1,574	132,437
		142,685

Agriculture - 1.8%
Altria Group, Inc.	464	18,718
Archer-Daniels-Midland Co.	2,003	144,656
Bunge Global SA	1,358	137,090
		300,464

Apparel - 1.0%
Columbia Sportswear Co.	596	47,406
Gildan Activewear, Inc.	616	20,365
PVH Corp.	917	111,984
		179,755

Auto Manufacturers - 0.6%
Cummins, Inc.	449	107,567

Auto Parts & Equipment - 1.9%
BorgWarner, Inc.	1,368	49,043
Gentex Corp.	108	3,527
Goodyear Tire & Rubber Co.(a)	12,588	180,260
Lear Corp.	281	39,680
Visteon Corp.(a)	395	49,336
		321,846

Beverages - 0.9%
Boston Beer Co., Inc. - Class A(a)	8	2,765
Keurig Dr Pepper, Inc.	2,100	69,972
Molson Coors Beverage Co. - Class B	1,413	86,489
		159,226

Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc.(a)	176	33,688
Bridgebio Pharma, Inc.(a)	520	20,992
Halozyme Therapeutics, Inc.(a)	3,614	133,574
Incyte Corp.(a)	165	10,360
Roivant Sciences Ltd.(a)	142	1,595
United Therapeutics Corp.(a)	158	34,743
		234,952

Building Materials - 6.8%
AZEK Co., Inc.(a)	6,898	263,849
Boise Cascade Co.	765	98,960
Carrier Global Corp.	4,736	272,082
Johnson Controls International PLC	1,407	81,099
Knife River Corp.(a)	236	15,618
Lennox International, Inc.	306	136,941
Masco Corp.	223	14,937
MDU Resources Group, Inc.	5,613	111,137
Mohawk Industries, Inc.(a)	1,111	114,989
Trex Co., Inc.(a)	601	49,757
		1,159,369

Chemicals - 5.0%
Axalta Coating Systems Ltd.(a)	1,827	62,063
Eastman Chemical Co.	781	70,149
Ecolab, Inc.	496	98,382
HB Fuller Co.	580	47,218
Linde PLC	21	8,625
LyondellBasell Industries NV - Class A	2,374	225,721
NewMarket Corp.	170	92,791
Quaker Chemical Corp.	392	83,661
RPM International, Inc.	1,440	160,747
		849,357

Commercial Services - 1.1%
ADT, Inc.	10,607	72,340
Brink's Co.	434	38,170
GXO Logistics, Inc.(a)	725	44,341
ManpowerGroup, Inc.	206	16,371
Verisk Analytics, Inc.	66	15,765
		186,987

Computers - 2.9%
Amdocs Ltd.	710	62,402
ASGN, Inc.(a)	279	26,831
DXC Technology Co.(a)	905	20,697
Hewlett Packard Enterprise Co.	10,414	176,830
HP, Inc.	329	9,900
Leidos Holdings, Inc.	1,067	115,492
NetApp, Inc.	350	30,856
Parsons Corp.(a)	350	21,949
Science Applications International Corp.	154	19,145
		484,102

Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	467	37,225
Procter & Gamble Co.	1,246	182,588
		219,813

Distribution & Wholesale - 0.7%
Core & Main, Inc. - Class A(a)	277	11,194
WESCO International, Inc.	622	108,153
		119,347

Electric - 3.6%
ALLETE, Inc.	635	38,837
Black Hills Corp.	785	42,351
Fortis, Inc./Canada	14	576
NRG Energy, Inc.	4,399	227,428
Vistra Corp.	7,607	293,021
		602,213

Electrical Components & Equipment - 0.8%
EnerSys	1,305	131,753

Electronics - 1.9%
Arrow Electronics, Inc.(a)	264	32,274
Garmin Ltd.	41	5,270
Jabil, Inc.	1,390	177,087
TD SYNNEX Corp.	79	8,501
Vontier Corp.	1,228	42,427
Woodward, Inc.	477	64,934
		330,493

Energy - Alternate Sources - 0.2%
Fluence Energy, Inc.(a)	1,160	27,666

Engineering & Construction - 1.9%
Comfort Systems USA, Inc.	102	20,978
EMCOR Group, Inc.	1,039	223,833
Jacobs Solutions, Inc.	473	61,395
Stantec, Inc.	132	10,585
		316,791

Entertainment - 0.2%
Caesars Entertainment, Inc.(a)	636	29,816

Environmental Control - 0.8%
Tetra Tech, Inc.	816	136,215

Food - 2.5%
Ingredion, Inc.	900	97,677
J M Smucker Co.	2,136	269,948
Kellanova	338	18,898
Kraft Heinz Co.	530	19,599
Kroger Co.	54	2,468
Mondelez International, Inc. - Class A	43	3,114
Simply Good Foods Co.(a)	70	2,772
		414,476

Food Service - 0.7%
Aramark	4,165	117,037

Gas - 0.4%
Southwest Gas Holdings, Inc.	1,111	70,382

Hand & Machine Tools - 0.9%
Franklin Electric Co., Inc.	183	17,687
MSA Safety, Inc.	569	96,065
Snap-on, Inc.	123	35,527
		149,279

Healthcare - Products - 2.0%
Baxter International, Inc.	3,428	132,526
CONMED Corp.	1	110
Haemonetics Corp.(a)	46	3,933
Hologic, Inc.(a)	2,865	204,705
		341,274

Healthcare - Services - 0.6%
Centene Corp.(a)	20	1,484
DaVita, Inc.(a)	45	4,714
HealthEquity, Inc.(a)	662	43,891
Molina Healthcare, Inc.(a)	46	16,620
Select Medical Holdings Corp.	123	2,891
Tenet Healthcare Corp.(a)	342	25,845
		95,445

Household Products & Wares - 0.6%
Kimberly-Clark Corp.	618	75,093
Reynolds Consumer Products, Inc.	1,089	29,229
		104,322

Housewares - 1.2%
Newell Brands, Inc.	24,158	209,691

Internet - 0.4%
Roku, Inc.(a)	620	56,829
Wayfair, Inc. - Class A(a)	95	5,862
		62,691

Iron & Steel - 1.2%
Carpenter Technology Corp.	688	48,710
Cleveland-Cliffs, Inc.(a)	7,525	153,661
		202,371

Leisure Time - 1.7%
Acushnet Holdings Corp.	802	50,662
Royal Caribbean Cruises Ltd.(a)	1,062	137,518
YETI Holdings, Inc.(a)	1,793	92,842
		281,022

Lodging - 0.6%
Las Vegas Sands Corp.	1,619	79,671
Wynn Resorts Ltd.	228	20,773
		100,444

Machinery - Diversified - 3.6%
AGCO Corp.	586	71,146
Applied Industrial Technologies, Inc.	61	10,534
Crane Co.	1,052	124,283
Flowserve Corp.	3,400	140,148
Gates Industrial Corp. PLC(a)	2,355	31,604
Watts Water Technologies, Inc. - Class A	351	73,127
Zurn Elkay Water Solutions Corp.	4,973	146,257
		597,099

Media - 1.1%
Walt Disney Co.	2,103	189,880

Mining - 0.1%
Cameco Corp.	302	13,016

Miscellaneous Manufacturing - 5.5%
Axon Enterprise, Inc.(a)	550	142,082
Donaldson Co., Inc.	1,322	86,393
Fabrinet(a)	548	104,301
Federal Signal Corp.	176	13,506
General Electric Co.	1,056	134,777
ITT, Inc.	604	72,069
John Bean Technologies Corp.	468	46,543
Parker-Hannifin Corp.	720	331,703
		931,374

Oil & Gas - 3.7%
APA Corp.	937	33,620
California Resources Corp.	297	16,240
Cenovus Energy, Inc.	5,257	87,529
Chesapeake Energy Corp.	2,413	185,656
Exxon Mobil Corp.	858	85,783
Helmerich & Payne, Inc.	4,365	158,100
Imperial Oil Ltd.	238	13,611
Murphy Oil Corp.	489	20,861
Suncor Energy, Inc.	396	12,688
		614,088

Oil & Gas Services - 0.9%
Baker Hughes Co.	1,934	66,104
TechnipFMC PLC	4,042	81,406
		147,510

Packaging & Containers - 2.6%
Amcor PLC	836	8,059
AptarGroup, Inc.	78	9,642
Ball Corp.	113	6,500
Berry Global Group, Inc.	1,524	102,702
Crown Holdings, Inc.	1,210	111,429
Sealed Air Corp.	4,382	160,031
Sonoco Products Co.	734	41,009
		439,372

Pharmaceuticals - 2.2%
BellRing Brands, Inc.(a)	1,549	85,861
Cardinal Health, Inc.	568	57,254
Johnson & Johnson	63	9,875
Merck & Co., Inc.	2,011	219,239
		372,229

Pipelines - 1.2%
Antero Midstream Corp.	1,200	15,036
Pembina Pipeline Corp.	1,846	63,539
Williams Cos., Inc.	3,467	120,756
		199,331

Retail - 4.0%
Carvana Co.(a)	3,646	193,019
Lululemon Athletica, Inc.(a)	68	34,768
MSC Industrial Direct Co., Inc. - Class A	693	70,173
Signet Jewelers Ltd.	223	23,919
Starbucks Corp.	377	36,196
Target Corp.	2,232	317,880
Williams-Sonoma, Inc.	6	1,211
		677,166

Shipbuilding - 0.5%
Huntington Ingalls Industries, Inc.	353	91,653

Software - 5.8%
Blackbaud, Inc.(a)	223	19,334
DocuSign, Inc.(a)	1,179	70,092
Elastic NV(a)	1,310	147,637
Gitlab, Inc. - Class A(a)	150	9,444
Informatica, Inc. - Class A(a)	354	10,050
Manhattan Associates, Inc.(a)	42	9,043
Nutanix, Inc. - Class A(a)	627	29,902
Palantir Technologies, Inc. - Class A(a)	15,609	268,006
Samsara, Inc. - Class A(a)	2,358	78,710
Splunk, Inc.(a)	474	72,214
UiPath, Inc. - Class A(a)	9,458	234,937
Verra Mobility Corp.(a)	276	6,356
Workday, Inc. - Class A(a)	90	24,845
		980,570

Telecommunications - 6.1%
AT&T, Inc.	16,632	279,084
BCE, Inc.	211	8,309
Cisco Systems, Inc.	4,057	204,959
Corning, Inc.	1,539	46,863
Juniper Networks, Inc.	2,425	71,489
Motorola Solutions, Inc.	185	57,922
TELUS Corp.	2,243	39,903
T-Mobile US, Inc.	896	143,656
United States Cellular Corp.(a)	663	27,541
Verizon Communications, Inc.	3,999	150,762
		1,030,488

Toys, Games & Hobbies - 0.3%
Mattel, Inc.(a)	2,426	45,803

Transportation - 0.3%
FedEx Corp.	183	46,294
TOTAL COMMON STOCKS (Cost $13,425,518)		14,564,724

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
First American Government Obligations Fund - Class X, 5.25%(b)	1,724,496	1,724,496
TOTAL SHORT-TERM INVESTMENTS (Cost $1,724,496)		1,724,496

TOTAL INVESTMENTS - 96.5% (Cost $15,150,014)		$16,289,220
Other Assets in Excess of Liabilities - 3.5%		590,305
TOTAL NET ASSETS - 100.0%		$16,879,525

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Gotham Short Strategies ETF
Schedule of Open Total Return Swap Contracts
as of December 31, 2023 (Unaudited)

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate (a)	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
AT&T, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	$32,117	$249	$1,550
Pfizer, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(90,948)	0	(157)
Cardinal Health, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,250	6	28
Kraft Heinz Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,145	2	54
Jacobs Solutions, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,750	26	78
Bruker Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(175,911)	(613)	(17,594)
Gitlab, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,652	19	912
FirstEnergy Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(353,586)	(2,604)	(2,797)
Masimo Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(293,963)	(869)	(38,774)
Berry Global Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,459	10	33
T-Mobile US, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	21,484	161	1,698
The AES Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(129,769)	(658)	(10,065)
Baucsh + Lomb Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(37,805)	(76)	(833)
Suncor Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,474	4	76
Arcosa, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(63,715)	(246)	(5,918)
Antero Midstream Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,779	1	(12)
DT Midstream, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(176,566)	(1,330)	363
Verisk Analytics, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,672	2	25
J.B. Hunt Transport Services, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(366,123)	(2,257)	(41,598)
HCA Healthcare, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(152,934)	(985)	(20,580)
United Therapeutics Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,958	2	6
YETI Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	14,913	93	3,020
Norfolk Southern Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(206,123)	(1,130)	(29,564)
Tyson Foods, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(562,494)	(3,634)	(74,596)
Columbia Sportswear Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,011	34	163
NetApp, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,438	1	(10)
Comstock Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(5,372)	(51)	1,802
Crescent Point Energy Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(15,717)	(43)	(808)
Broadcom, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(11,473)	(99)	(528)
Incyte Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	20,156	122	2,668
Reynolds Consumer Products, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,033	14	14
RH	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(8,744)	(14)	(31)
Siteone Landscape Supply, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(100,913)	(416)	(14,447)
Woodward, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	10,890	63	250
Rogers Communications, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(8,941)	(58)	(1,336)
Lumentum Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(13,524)	(81)	(2,602)
Visteon Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,745	43	343
Marvell Technology, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(576,564)	(3,659)	(83,624)
Elanco Animal Health Incorporated	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(94,511)	(504)	(26,137)
HashiCorp, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(47,587)	(291)	(6,267)
Halozyme Therapeutics, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	14,932	61	(795)
Albemarle Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(31,352)	(127)	(4,512)
Valaris Ltd.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(101,895)	(599)	5
Flowserve Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	16,653	115	1,488
HealthEquity, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,901	48	(177)
Chesapeake Energy Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	14,619	89	(716)
LKQ Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(64,134)	(429)	(3,985)
Baker Hughes Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	7,588	60	16
Clean Harbors, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(4,712)	(19)	(146)
TechnipFMC PLC	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,385	58	(318)
Colgate-Palmolive Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,225	23	178
Carrier Global Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,413	16	262
IDACORP, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(138,140)	(1,011)	(1,459)
Bill.com Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(256,764)	(968)	(58,184)
OGE Energy Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(67,170)	(389)	(608)
HCA Healthcare, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(414,409)	(985)	(9,374)
Federal Signal Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,765	9	168
DXC Technology Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,264	1	0
Churchill Downs, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(160,971)	(1,052)	(19,685)
Enphase Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(16,960)	(1)	469
Newell Brands, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	24,200	158	5,000
Molson Coors Beverage Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,365	60	318
PTC, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(989)	(1)	(6)
Arrow Electronics, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,423	16	73
WillScot Mobile Mini Holdings Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(163,849)	(759)	(21,397)
Corning, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,029	44	614
RPM International, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	18,196	129	2,413
Roku, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	13,657	93	712
TELUS Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,554	15	66
Brink's Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,310	23	516
Hyatt Hotels Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(226,653)	(1,387)	(40,047)
Carpenter Technology Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,381	33	175
IDEXX Laboratories, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(195,581)	(267)	(2,927)
Motorola Solutions, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,949	6	18
Enphase Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(5,946)	(1)	101
Louisiana-Pacific Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(182,883)	(1,132)	(30,852)
Eversource Energy	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(3,546)	(11)	(468)
Plug Power, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(15,215)	(44)	5,893
Universal Health Services, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(36,433)	(231)	(5,165)
Curtiss-Wright Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,114	5	52
AeroVironment, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(10,587)	(31)	(73)
MSC Industrial Direct Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,202	35	208
Mohawk Industries, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	13,248	75	2,595
Agnico Eagle Mines Limited	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(192,304)	(930)	(17,320)
Polaris, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(29,189)	(186)	(1,661)
Nordson Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(22,189)	(19)	(412)
Caseys General Stores, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(56,596)	(62)	(293)
Merck & Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	24,311	161	1,538
Manhattan Associates, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,292	0	(7)
L3Harris Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(210,831)	(1,366)	(27,606)
Bio-Techne Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(215,817)	(584)	(25,074)
Harley-Davidson, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(35,035)	(187)	(9,020)
Rider System, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(120,698)	(700)	(12,231)
MACOM Technologies Solutions Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(22,122)	(84)	(2,534)
Ball Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	690	1	15
Tesla, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(33,048)	(188)	(2,738)
Acadia Healthcare Company, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(157,697)	(895)	(6,691)
Consolidated Edison, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(121,991)	(278)	548
Dentsply Sirona, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(1,032)	0	2
Johnson Controls International PLC	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,877	15	568
Franklin Electric Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,740	12	157
HP, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,083	0	1
Imperial Oil Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,487	3	40
Patterson UTI Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(74,239)	(244)	2,795
Stantec, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,283	6	145
Power Integrations, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(152,150)	(1,019)	(11,938)
CONMED Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	657	5	50
New Fortress Energy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(906)	(5)	(240)
Sprouts Farmers Market, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(20,495)	(117)	(2,769)
Revvity, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(171,179)	(597)	(25,118)
Donaldson Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	10,129	65	894
Silicon Laboratories, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(270,360)	(1,434)	(77,219)
PTC, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(4,024)	(1)	(132)
EQT Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(38,776)	(290)	2,036
Biogen, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(312,594)	(1,564)	(36,533)
The Estee Lauder Companies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(282,555)	(895)	(25,286)
Johnson & Johnson	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,097	1	14
Toro Co.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(136,306)	(831)	(16,929)
Etsy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,215)	(6)	(275)
Garmin Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,484	62	899
Cognex Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(57,309)	(139)	(2,729)
Hexcel Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(128,620)	(775)	(15,338)
WESCO International, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	11,650	67	1,911
Akamai Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(99,651)	(33)	(4,133)
Ford Motor Co.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(262,146)	(1,594)	(43,442)
Watts Water Technologies, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,542	62	892
Royal Caribbean Cruises Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	31,725	187	8,763
Avantor, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(102,141)	(316)	(7,338)
Oneok, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(385,157)	(2,395)	(26,449)
AGCO Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	11,048	57	483
Quaker Chemical Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,604	60	2,181
Cofen Communications Holdings	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,054)	(13)	(277)
Juniper Networks, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,461	52	734
Crown Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	12,616	85	1,397
Air Products & Chemicals, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(524,875)	(3,613)	(34,888)
Keurig Dr Pepper, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,629	67	556
Core & Main, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,212	3	85
Procter & Gamble Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	20,369	68	(14)
IPG Photonics Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(1,302)	(2)	(35)
DocuSign, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	7,847	4	(113)
Silgan Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(112,582)	(769)	(9,337)
Darling Ingredients, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(214,611)	(1,408)	(24,988)
Analog Devices, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(505,732)	(2,469)	(48,587)
Masco Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	7,167	48	1,204
e.l.f. Beauty, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(102,337)	(135)	689
J M Smucker Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	30,837	202	3,762
Levi Strauss & Co.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(143,121)	(891)	(15,905)
Evergy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(59,337)	(193)	(7,788)
QIAGEN NV	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(25,663)	(135)	(4,229)
Caesars Entertainment, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,797	5	(29)
Bunge Global SA	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	15,042	35	(484)
Williams-Sonoma, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	202	0	(1)
National Beverage Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(1,144)	(1)	(2)
Nutrien Ltd.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(84,044)	(487)	(1,564)
Tetra Tech, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	15,191	63	186
Boston Beer Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,037	8	0
Cirrus Logic, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(193,500)	(1,155)	(21,794)
Watsco, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(17,139)	(40)	(712)
Paychex, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(17,509)	(15)	45
GATX Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(28,011)	(162)	(2,745)
Select Medical Holdings Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,081	8	69
Gildan Activewear, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,149	8	(98)
Cameco Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,552	8	(39)
Kroger Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	229	0	5
Five Below, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(21,955)	(135)	(3,422)
IDEXX Laboratories, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(159,299)	(267)	(8,561)
Confluent, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(130,595)	(545)	(15,017)
Alpha Metallurgical Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(19,318)	(73)	(3,596)
Snap-on, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,199	39	386
Axalta Coating Systems Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,760	42	741
Freeport-McMoRan, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(330,471)	(1,977)	(64,086)
Hilton Grand Vacations, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(5,304)	(31)	(798)
Fabrinet	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	12,371	61	1,445
Altria Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,057	1	4
Inspire Medical Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(112,700)	(416)	(36,436)
California Resources Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,203	5	66
MSA Safety, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	11,480	89	553
Macy's, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(18,993)	(88)	(7,347)
Exelon Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(3,216)	0	9
Molina Healthcare, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,807	1	19
Microchip Technology Incorporated	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(121,292)	(428)	(6,746)
Tenet Healthcare Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	7,935	48	2,061
Universal Display Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(194,511)	(782)	(23,971)
Helmerich & Payne, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	18,001	111	(598)
Mattel, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,456	42	(68)
BorgWarner, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	717	2	50
Hubbell Incorporated	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,960)	(7)	(82)
Neogen Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(31,211)	(131)	(5,854)
Monolithic Power Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(353,868)	(1,437)	(50,260)
Cenovus Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,774	36	59
TransUnion	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(1,345)	(6)	12
Linde PLC	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	821	0	0
Lululemon Athletica, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,579	9	98
Evergy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(418,801)	(193)	(18,093)
MP Materials Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(32,951)	(201)	(5,642)
TFI International, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(102,257)	(519)	(15,385)
Qorvo, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(270,602)	(974)	(35,441)
Wayfair, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	679	1	(51)
Exxon Mobil Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,598	25	88
EnerSys	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	15,245	109	1,952
Keysight Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(99,272)	(163)	(3,813)
Wingstop, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(230,152)	(1,382)	(42,741)
Stericycle, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(5,055)	(14)	(62)
RB Global, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(390,437)	(2,914)	521
Jabil, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	21,658	127	733
FedEx Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,565	4	60
Centene Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	148	0	3
Ingredion, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	10,962	60	537
First Solar, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(97,510)	(317)	(17,827)
AES Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(161,662)	(1,013)	(25,105)
Hewlett Packard Enterprise Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	19,561	60	620
Goodyear Tire & Rubber Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	20,148	80	323
PVH Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.00%	Daily	12,334	36	1,532
Gates Industrial Corp. PLC	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,952	20	437
Teledyne Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(893)	0	(5)
Wynn Resorts Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,007	9	196
Teradyne, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(210,529)	(665)	(23,679)
Teck Resources Limited	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(505,380)	(2,956)	(80,089)
Brown-Forman Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(301,545)	(2,282)	11,141
Walt Disney Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	21,760	145	187
Hologic, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	22,578	121	(23)
Equifax, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(160,986)	(496)	(14,918)
HB Fuller Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,943	42	842
Coca-Cola Consolidated, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,785)	0	9
Globus Medical, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(232,771)	(1,042)	(32,823)
Lennox International, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	15,216	106	1,797
Splunk, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	7,922	29	32
PNM Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(99,341)	(640)	2,538
Trex Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,540	34	1,381
Crane Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	11,578	80	1,723
Vistra Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	33,358	240	3,187
Lattice Semiconductor Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(27,941)	(18)	525
Chart Industries, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(3,681)	(16)	(231)
Phillips 66	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(17,708)	(25)	(11)
Waters Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(229,803)	(640)	(25,242)
Pilgrims Pride Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(33,330)	(238)	(1,220)
Akamai Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(14,200)	(33)	(1,483)
Capri Holdings Ltd.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(105,253)	(547)	(3,201)
Fortinet, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(117,353)	(45)	708
Exponent, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(110,754)	(691)	(17,978)
Zimmer Biomet Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(37,142)	(85)	(1,868)
GFL Environment, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(91,106)	(401)	(12,502)
Starbucks Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,032	13	(34)
Zoetis, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(21,712)	(144)	(607)
Samsara, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,946	25	277
Parker-Hannifin Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	37,777	235	3,018
Ormat Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(197,281)	(1,174)	(27,739)
Lear Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,801	33	374
Etsy, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(5,349)	(6)	(1,040)
Asbury Automotive Group, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(174,352)	(868)	(10,163)
Broadcom, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(42,418)	(99)	(1,935)
Ecolab, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,331	58	915
Exelon Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(574)	0	(2)
Eversource Energy	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(13,825)	(11)	(1,797)
ITT, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,784	66	1,464
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(167,877)	(1,094)	(20,049)
Civitas Resources, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(129,170)	(628)	(2,146)
LyondellBasell Industries NV	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	25,862	145	713
United States Steel Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(201,362)	(1,055)	(58,836)
Campbell Soup Co.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(4,064)	(10)	101
BCE, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	827	1	11
Science Applications International Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,611	2	(1)
Allegion PLC	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(8,995)	(2)	(81)
Kimberly-Clark Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,749	30	50
ASGN, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,174	21	305
Fortis, Inc./Canada	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	123	1	(1)
Nutanix, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,768	25	743
BRP, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,007)	0	(6)
Alliant Energy Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(76,540)	(438)	(2,738)
John Bean Technologies Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,470	41	(323)
Elastic NV	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	17,018	94	5,463
Southwest Airlines Co.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(16,000)	(98)	(2,949)
EngageSmart, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(7,282)	(53)	15
AZEK Co., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	17,825	67	2,238
AptarGroup, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,113	1	(18)
Diodes Incorporated	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,255)	(4)	(41)
Zoetis, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(58,422)	(144)	(1,993)
Texas Instruments, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(607,519)	(3,883)	(81,657)
EMCOR Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	25,852	197	583
General Electric Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	24,760	178	2,909
Onto Innovation, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(162,686)	(838)	(25,364)
National Fuel Gas Company	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(30,955)	(190)	319
Williams Cos., Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	13,688	59	(107)
Bridgebio Pharma, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,422	2	(24)
Chevron Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(156,767)	(999)	(7,249)
Skyline Champion Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(66,166)	(221)	(9,543)
NewMarket Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,279	69	904
Verra Mobility Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,128	5	125
Zebra Technolgies Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(362,436)	(1,583)	(68,960)
DaVita, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	524	0	1
Sempra Energy	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(197,736)	(1,343)	(9,980)
ZoomInfo Technolgies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(97,109)	(139)	(5,018)
Sonoco Products Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,525	12	31
Informatica, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,107	6	148
MKS Instruments, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(54,418)	(268)	(18,228)
Mondelez International, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	362	0	15
Ollies Bargain Outlet Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(223,724)	(1,018)	4,743
Amcor PLC	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	742	0	(4)
Intuitive Surgical, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(280,009)	(1,328)	(26,821)
Sealed Air Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	17,968	60	1,182
Parsons Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,069	12	(2)
Northern Oil & Gas, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(44,632)	(262)	(697)
Carvana Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	424	0	(7)
MDU Resources Group, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	13,741	105	909
Murphy Oil Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,304	7	94
Casella Waste Systems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(136,651)	(944)	(9,546)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,637	17	387
Schneider National, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(74,314)	(319)	(6,848)
Southwest Gas Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,552	66	554
Tesla, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,585)	(188)	(778)
NXP Semiconductors NV	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(273,090)	(955)	(27,131)
Sarepta Therapeutics, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(65,090)	(313)	(10,050)
Ulta Beauty, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(12,250)	(32)	(436)
TD SYNNEX Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,121	22	352
United States Cellular Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,908	17	(133)
Workday, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,761	2	26
BellRing Brands, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,479	37	518
Cleveland-Cliffs, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	18,848	115	3,040
Lucid Group, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(15,590)	(213)	120
Canadian Pacific Kansas City, Ltd.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(425,896)	(2,725)	(28,255)
Gentex Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,352	17	197
Cummins, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	13,895	75	868
Knife River Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,985	10	221
TKO Group Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(16,805)	(27)	(375)
Ashland, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(96,535)	(460)	(7,536)
Portland General Electric Company	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(134,701)	(952)	(7,111)
Zurn Elkay Water Solutions Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	16,146	70	(85)
Haemonetics Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	599	2	19
Cisco Systems, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	23,542	159	66
Huntington Ingalls Industries, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	10,386	55	943
FMC Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(248,921)	(1,199)	(39,901)
APA Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,086	12	33
Corcept Therapeutics Incorporated	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(16,565)	(13)	(166)
Acushnet Holdings Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,559	29	555
GXO Logistics, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,076	26	388
Fluence Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	2,600	4	(32)
Las Vegas Sands Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	9,055	72	100
Pembina Pipeline Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,987	36	388
Pinnacle West Capital Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(130,318)	(923)	1,304
Archer-Daniels-Midland Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	29,755	158	(113)
Eastman Chemical Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	8,263	52	1,144
Performance Food Group Co.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(12,032)	(68)	(1,294)
TC Energy Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(191,736)	(1,120)	(15,929)
Vontier Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,388	12	44
Palantir Technologies, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	29,464	101	(1,723)
Brookfield Renewable Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(62,647)	(378)	(9,630)
ManpowerGroup, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	1,907	11	140
Black Hills Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	4,640	27	265
NiSource, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(18,027)	(49)	(342)
Align Technology, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(15,892)	0	171
ADT, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,449	28	649
Atkore, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(22,720)	(102)	(4,262)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(148,495)	(858)	(13,854)
Target Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	35,320	181	2,658
Comfort Systems USA, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	5,759	40	498
UiPath, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	28,740	146	7,303
Zimmer Biomet Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(91,275)	(85)	(4,814)
Option Care Health, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(22,741)	(9)	(15)
Lowe's Companies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(95,251)	(445)	(9,935)
TransUnion	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(3,367)	(6)	2
Roivant Sciences Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	180	0	(3)
Squarespace, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(429)	0	3
Rush Enterprises, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(11,418)	(5)	(428)
Endeavor Group Holdings, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(343,349)	(1,819)	10,628
NOV, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(174,104)	(1,221)	(10,112)
NRG Energy, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	25,178	142	2,410
Signet Jewelers Ltd.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	3,540	11	414
Keysight Technologies, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(139,622)	(163)	(1,340)
Simply Good Foods Co.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	277	0	2
Kellanova	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	6,653	50	616
Super Micro Computer, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(161,744)	(263)	17,642
Advanced Micro Devices, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(264,306)	(1,517)	(59,170)
Exelixis, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(98,815)	(485)	(10,608)
Marathon Petroleum Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(2,996)	(19)	91
Leidos Holdings, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	12,881	71	348
Verizon Communications, Inc.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	16,965	18	55
RTX Corp.	Morgan Stanley & Co. Incorporated	Long	11/7/2028	0.25%	Daily	14,725	87	401
Marriott Vacations Worldwide Corporation	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(4,160)	(30)	(159)
On Semiconductor Corp.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(593,314)	(3,155)	(111,239)
Allegro Microsystems, Inc.	Morgan Stanley & Co. Incorporated	Short	11/7/2028	0.00%	-	(24,942)	(25)	412
							$(113,288)	$(2,352,749)

(a) Variable rate based on the US Federal Funds Effective Rate Index and spread of 25 basis points and is reset Daily.

 Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Gotham Short Strategies ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,564,724	$–	$–	$14,564,724
Money Market Funds	1,724,496	–	–	1,724,496
Total Investments	$16,289,220	$–	$–	$16,289,220

Other Financial Instruments:*
Long
Total Return Swaps	$187,292	$–	$–	$187,292
Total Long	$187,292	$–	$–	$187,292
Short
Total Return Swaps	$(2,540,041)	$–	$–	$(2,540,041)
Total Short	$(2,540,041)	$–	$–	$(2,540,041)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2023.

Refer to the Schedule of Investments for industry classifications.